Leases - Components of Lease Expenses (Details) $ in Thousands	3 Months Ended
Mar. 31, 2021 USD ($)
Leases [Abstract]
Operating lease cost	$ 1,174
Variable lease cost	459
Total operating lease cost	1,633
Finance lease cost:
Amortization of right-of-use assets	42
Interest on finance lease liabilities	15
Total finance lease cost	$ 57